Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Summary of Significant Accounting Policies [Abstract]
Received government subsidies	$ 2,000	$ 7,000
Percentage of tax benefit	50.00%
Contributions plan	$ 12,000	11,000	$ 7,000
Reportable segments (in Segment) | Segment	2
Deposit				$ 74,360	$ 100,000
Bank and cash balance	$ 1,793,000	$ 3,343,000